Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties
Potential severance payment following change of control	$ 13,859	$ 7,227
Potential severance payment when company terminates employees' employment	5,500	4,909
Company of which V. Gapare is director
Related parties
Rent paid, related party transactions	$ 30	$ 30	$ 30
Minimum
Related parties
Period of compensation for severance payment following change of control	6 months
Maximum
Related parties
Period of compensation for severance payment following change of control	2 years